Summary Of Business And Significant Accounting Policies (Details 1) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Jul. 03, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Business And Significant Accounting Policies Details 1
Stock options	4,648,883	4,648,883
Warrants	507,707	507,707	7,063,775	17,594,794
Convertible debentures			80,313,600
Preferred stock series C			523,784,355
Total securities	5,156,590	5,156,590	611,161,730	17,594,794